CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement of Comprehensive Income [Abstract]
NET LOSS	$ (129.2)	$ (112.3)
OTHER COMPREHENSIVE INCOME (LOSS):
Net reclassification adjustment for amounts recognized in net loss as a component of net periodic benefit cost, net of income tax (benefit) expense of $(0.1) and $0.7 for the three months ended March 31, 2019 and 2018, respectively (see Notes 6 and 10).	(0.5)	2.8
COMPREHENSIVE LOSS	$ (129.7)	$ (109.5)